UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7490

Nuveen Virginia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Virginia Premium Income Municipal Fund (NPV)
	August 31, 2012
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 5.6% (3.8% of Total Investments)
	Guam Economic Development & Commerce Authority, Tobacco Settlement Asset-Backed Bonds,
	Series 2007A:
$ 910	5.250%, 6/01/32	6/17 at 100.00	B+	$ 889,152
700	5.625%, 6/01/47	6/17 at 100.00	B+	624,743
57,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2005A,	5/15 at 11.19	BB–	4,107,420
	0.000%, 5/15/50
325	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	11/12 at 100.00	BBB	324,987
	Series 2002, 5.500%, 5/15/39
11,400	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds,	6/17 at 100.00	B2	8,191,584
	Series 2007B1, 5.000%, 6/01/47
2,145	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/17 at 100.00	B2	1,582,581
	Series 2007B2, 5.200%, 6/01/46
72,480	Total Consumer Staples			15,720,467
	Education and Civic Organizations – 8.3% (5.6% of Total Investments)
580	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series	9/16 at 100.00	BBB	605,822
	2006, 5.000%, 9/01/26
2,000	District of Columbia, Revenue Bonds, National Public Radio, Series 2010A, 5.000%, 4/01/43	4/15 at 100.00	AA–	2,156,860
1,000	Fairfax County Economic Development Authority, Virginia, Revenue Bonds, National Wildlife	3/13 at 100.00	A3	1,003,400
	Federation, Series 1999, 5.375%, 9/01/29 – NPFG Insured
1,000	Lexington Industrial Development Authority, Virginia, Educational Facilities Revenue Bonds,	6/19 at 100.00	Aa2	1,130,800
	VMI Dvelopment Board Project, Series 2006C, 5.000%, 12/01/36
2,500	Prince William County Industrial Development Authority, Virginia, Educational Facilities	10/13 at 101.00	A2	2,575,475
	Revenue Bonds, Catholic Diocese of Arlington, Series 2003, 5.500%, 10/01/33
1,630	Prince William County Industrial Development Authority, Virginia, Student Housing Revenue	9/21 at 100.00	A	1,811,044
	Bonds, George Mason University Foundation Prince William Housing LLC Project, Series 2011A,
	5.125%, 9/01/41
2,050	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	12/12 at 101.00	BBB–	2,075,441
	Financing Authority, Higher Education Revenue Refunding Bonds, Ana G. Mendez University
	System, Series 2002, 5.375%, 12/01/21
2,950	The Rector and Visitors of the University of Virginia, General Revenue Bonds, Series 2005,	6/15 at 100.00	AAA	3,235,029
	5.000%, 6/01/37
1,665	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher	No Opt. Call	Aa1	1,665,000
	Education Financing Program, Series 2009B, 5.000%, 9/01/12
3,600	Virginia College Building Authority, Educational Facilities Revenue Bonds, Public Higher	9/18 at 100.00	Aa1	4,132,080
	Education Financing Program, Series 2009A, 5.000%, 9/01/28
500	Virginia College Building Authority, Educational Facilities Revenue Refunding Bonds, Marymount	1/13 at 100.00	N/R	500,955
	University, Series 1998, 5.100%, 7/01/18 – RAAI Insured
1,635	Virginia Commonwealth University, Revenue Bonds, Series 2004A, 5.000%, 5/01/17 – AMBAC Insured	5/14 at 101.00	Aa2	1,765,702
500	Virginia Small Business Finance Authority, Educational Facilities Revenue Bonds, Roanoke	4/20 at 100.00	A–	565,280
	College, Series 2011, 5.750%, 4/01/41
21,610	Total Education and Civic Organizations			23,222,888
	Health Care – 24.3% (16.5% of Total Investments)
5,000	Arlington County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Virginia	7/20 at 100.00	A1	5,507,950
	Hospital Center Arlington Health System, Refunding Series 2010, 5.000%, 7/01/31
	Charlotte County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Halifax
	Regional Hospital Incorporated, Series 2007:
1,545	5.000%, 9/01/27	9/17 at 100.00	BBB+	1,630,717
250	5.000%, 9/01/37	9/17 at 100.00	BBB+	260,250
2,145	Chesterfield County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours	11/20 at 100.00	AA–	2,356,540
	Health, Series 2010C-2, 5.000%, 11/01/42 – AGC Insured
3,340	Fairfax County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Inova	5/19 at 100.00	AA+	4,766,280
	Health System, Series 2009, Trust 11733, 14.697%, 11/15/29 (IF)
4,950	Fairfax County Industrial Development Authority, Virginia, Hospital Revenue Refunding Bonds,	No Opt. Call	AA+	6,085,728
	Inova Health System, Series 1993A, 5.000%, 8/15/23
4,000	Fauquier County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Fauquier	10/12 at 102.00	BBB+	4,085,560
	Hospital, Series 2002, 5.250%, 10/01/25 – RAAI Insured
2,500	Fredericksburg Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,	No Opt. Call	Baa1	2,957,325
	MediCorp Health System, Series 2007, 5.250%, 6/15/23
2,480	Fredericksburg Industrial Development Authority, Virginia, Revenue Bonds, MediCorp Health	11/12 at 100.00	Baa1	2,482,678
	System, Series 2002B, 5.125%, 6/15/33
795	Hanover County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Memorial	No Opt. Call	A–	892,682
	Regional Medical Center, Series 1995, 6.375%, 8/15/18 – NPFG Insured
5,345	Harrisonburg Industrial Development Authority, Virginia, Hospital Facilities Revenue Bonds,	8/16 at 100.00	AA	5,916,220
	Rockingham Memorial Hospital, Series 2006, 5.000%, 8/15/31 – AMBAC Insured
2,880	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A–	2,893,939
	System Inc., Series 2002A, 5.600%, 11/15/30
1,500	Henrico County Industrial Development Authority, Virginia, Healthcare Revenue Bonds, Bon	No Opt. Call	A–	1,775,115
	Secours Health System, Series 1996, 6.250%, 8/15/20 – NPFG Insured
3,180	Manassas Industrial Development Authority, Virginia, Hospital Revenue Bonds, Prince William	4/13 at 100.00	A2	3,208,715
	Hospital, Series 2002, 5.250%, 4/01/33
	Stafford County Economic Development Authority, Virginia, Hospital Facilities Revenue Bonds,
	MediCorp Health System, Series 2006:
2,000	5.250%, 6/15/25	6/16 at 100.00	Baa1	2,125,420
2,000	5.250%, 6/15/26	6/16 at 100.00	Baa1	2,116,880
2,025	5.250%, 6/15/31	6/16 at 100.00	Baa1	2,130,138
3,395	5.250%, 6/15/37	6/16 at 100.00	Baa1	3,538,371
2,550	Virginia Small Business Finance Authority, Healthcare Facilities Revenue Bonds, Sentara	5/20 at 100.00	AA	2,816,858
	Healthcare, Refunding Series 2010, 5.000%, 11/01/40
4,425	Virginia Small Business Financing Authority, Wellmont Health System Project Revenue Bonds,	9/17 at 100.00	BBB+	4,611,337
	Series 2007A, 5.250%, 9/01/37
1,620	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds Valley Health	1/19 at 100.00	A+	1,818,353
	System Obligated Group, Series 2009E, 5.625%, 1/01/44
2,855	Winchester Industrial Development Authority, Virginia, Hospital Revenue Bonds, Winchester	1/17 at 100.00	A+	3,070,210
	Medical Center, Series 2007, 5.125%, 1/01/31
1,020	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care,	4/20 at 100.00	A	1,133,230
	Inc., Series 2010A, 5.625%, 4/15/39
61,800	Total Health Care			68,180,496
	Housing/Multifamily – 1.3% (0.9% of Total Investments)
985	Arlington County Industrial Development Authority, Virginia, Multifamily Housing Mortgage	12/12 at 101.00	AA+	1,006,739
	Revenue Bonds, Arlington View Terrace Apartments, Series 2001, 5.150%, 11/01/31 (Mandatory
	put 11/01/19) (Alternative Minimum Tax)
400	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010A, 5.000%, 4/01/45	10/19 at 100.00	AA+	428,012
530	Virginia Housing Development Authority, Rental Housing Bonds, Series 2010C, 4.550%, 8/01/32	2/20 at 100.00	AA+	566,920
1,450	Waynesboro Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds,	4/20 at 100.00	AA+	1,554,400
	Epworth Manor, GNMA Collateralized Series 2010, 5.000%, 10/20/51
3,365	Total Housing/Multifamily			3,556,071
	Housing/Single Family – 6.3% (4.3% of Total Investments)
270	Puerto Rico Housing Finance Authority, Mortgage-Backed Securities Program Home Mortgage	6/13 at 100.00	Aaa	271,882
	Revenue Bonds, Series 2003A, 4.875%, 6/01/34 (Alternative Minimum Tax)
2,600	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2005C-2, 4.750%,	1/15 at 100.00	AAA	2,650,154
	10/01/32 (Alternative Minimum Tax)
3,740	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006 D1, 4.900%,	7/15 at 100.00	AAA	3,851,863
	1/01/33 (Alternative Minimum Tax)
2,740	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2006, 4.800%,	7/15 at 100.00	AAA	2,810,226
	7/01/29 (Alternative Minimum Tax)
7,900	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2007B, 4.750%,	7/16 at 100.00	AAA	8,143,636
	7/01/32 (Alternative Minimum Tax)
17,250	Total Housing/Single Family			17,727,761
	Long–Term Care – 8.7% (5.9% of Total Investments)
2,000	Albemarle County Industrial Development Authority, Virginia, Residential Care Facilities	1/17 at 100.00	N/R	2,046,760
	Mortgage Revenue Bonds, Westminster-Cantebury of the Blue Ridge, Series 2007, 5.000%, 1/01/31
1,000	Chesterfield County Health Center Commission, Virginia, Mortgage Revenue Bonds, Lucy Corr	12/15 at 100.00	N/R	1,008,600
	Village, Series 2005, 5.625%, 12/01/39
5,585	Fairfax County Economic Development Authority, Virginia, Residential Care Facilities Mortgage	10/17 at 100.00	BBB	5,749,478
	Revenue Bonds, Goodwin House, Inc., Series 2007A, 5.125%, 10/01/37
	Fairfax County Economic Development Authority, Virginia, Retirement Center Revenue Bonds,
	Greenspring Village, Series 2006A:
1,000	4.750%, 10/01/26	10/16 at 100.00	A	1,043,860
800	4.875%, 10/01/36	10/16 at 100.00	A	830,224
	Henrico County Economic Development Authority, Virginia, Residential Care Facility Revenue
	Bonds, Westminster Canterbury of Richmond, Series 2006:
100	5.000%, 10/01/27	10/17 at 100.00	BBB	103,646
4,740	5.000%, 10/01/35	10/17 at 100.00	BBB	4,869,118
3,590	Industrial Development Authority of the County of Prince William, Virginia, Residential Care	1/17 at 100.00	N/R	2,699,644
	Facility Revenue Bonds, Westminster at Lake, First Mortgage, Series 2006, 5.125%, 1/01/26
2,000	James City County Industrial Development Authority, Virginia, Residential Care Facility First	11/12 at 101.00	N/R	2,013,980
	Mortgage Revenue Refunding Bonds, Williamsburg Landing Inc., Series 2003A, 6.000%, 3/01/23
1,500	Roanoke Industrial Development Authority, Virginia, Residential Revenue Bonds, Virginia	12/16 at 100.00	N/R	1,503,300
	Lutheran Homes Incorporated, Series 2006, 5.000%, 12/01/39
1,000	Suffolk Industrial Development Authority, Virginia, Retirement Facilities First Mortgage	9/16 at 100.00	N/R	1,026,050
	Revenue Bonds, Lake Prince Center, Series 2006, 5.300%, 9/01/31
1,000	Virginia Beach Development Authority, Virginia, Residential Care Facility Mortgage Revenue	11/15 at 100.00	N/R	1,033,020
	Bonds, Westminster Canterbury on Chesapeake Bay, Series 2005, 5.000%, 11/01/22
500	Winchester Industrial Development Authority, Virginia, Residential Care Facility Revenue	1/15 at 100.00	BBB+	514,255
	Bonds, Westminster-Canterbury of Winchester Inc., Series 2005A, 5.200%, 1/01/27
24,815	Total Long-Term Care			24,441,935
	Tax Obligation/General – 12.6% (8.6% of Total Investments)
1,440	Bristol, Virginia, General Obligation Bonds, Refunding & Improvement Series 2010, 5.000%, 7/15/25	7/20 at 100.00	Aa3	1,760,112
2,250	Fairfax County, Virginia, Public Improvement General Obligation Bonds, Series 2004B, 5.000%, 10/01/12	No Opt. Call	AAA	2,259,113
1,000	Hampton, Virginia, General Obligation Bonds, Series 1998, 5.000%, 1/15/13	No Opt. Call	AA+	1,018,080
1,000	Loudoun County, Virginia, General Obligation Bonds, Public Improvement Series 2009A,	No Opt. Call	AAA	1,068,640
	4.000%, 7/01/14
1,700	Loudoun County, Virginia, General Obligation Bonds, Series 2006B, 5.000%, 12/01/25	12/16 at 100.00	AAA	1,969,535
1,000	Newport News, Virginia, General Obligation Bonds, Serise 2004B, 5.000%, 1/15/13	No Opt. Call	Aa1	1,018,080
6,050	Portsmouth, Virginia, General Obligation Bonds, Refunding Series 2010D, 5.000%, 7/15/34	7/20 at 100.00	AA	6,963,550
1,280	Portsmouth, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 4/01/15 – NPFG Insured	No Opt. Call	AA	1,429,939
610	Puerto Rico, General Obligation and Public Improvement Bonds, Series 1998, 6.000%, 7/01/15 –	No Opt. Call	Baa1	674,306
	NPFG Insured
560	Puerto Rico, General Obligation Bonds, Series 2004A, 5.000%, 7/01/15 – AGM Insured	7/14 at 100.00	AA–	596,260
895	Richmond, Virginia, General Obligation Bonds, Refunding & Improvement Series 2012B,	No Opt. Call	AA+	909,114
	2.000%, 7/15/13
1,535	Suffolk, Virginia, General Obligation Bonds, Series 2005, 5.000%, 12/01/15	No Opt. Call	AA+	1,756,961
2,000	Virginia Beach, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 5/01/15	5/13 at 100.00	AAA	2,060,760
1,500	Virginia Beach, Virginia, General Obligation Bonds, Series 2008A, 5.000%, 10/01/12	No Opt. Call	AAA	1,506,045
	Virginia Beach, Virginia, General Obligation Bonds, Series 2008:
4,500	5.000%, 10/01/26 (UB)	10/17 at 100.00	AAA	5,264,415
4,500	5.000%, 10/01/27 (UB)	10/17 at 100.00	AAA	5,264,416
31,820	Total Tax Obligation/General			35,519,326
	Tax Obligation/Limited – 31.3% (21.2% of Total Investments)
200	Bell Creek Community Development Authority, Virginia, Special Assessment Bonds, Series 2003A,	3/13 at 101.00	N/R	203,114
	6.750%, 3/01/22
	Buena Vista Public Recreational Facilities Authority, Virginia, Lease Revenue Bonds, Golf
	Course Project, Series 2005A:
665	5.250%, 7/15/25 – ACA Insured	7/15 at 100.00	N/R	618,124
520	5.500%, 7/15/35 – ACA Insured	7/15 at 100.00	N/R	470,080
1,340	Culpeper Industrial Development Authority, Virginia, Lease Revenue Bonds, School Facilities	1/15 at 100.00	Aa3	1,463,454
	Project, Series 2005, 5.000%, 1/01/20 – NPFG Insured
1,375	Cumberland County, Virginia, Certificates of Participation, Series 1997, 6.375%, 7/15/17	No Opt. Call	N/R	1,525,246
2,300	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Joint Public	5/16 at 100.00	AA+	2,608,361
	Uses Community Project, Series 2006, 5.000%, 5/15/18
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
1,020	5.000%, 1/01/31	1/22 at 100.00	A	1,159,587
500	5.250%, 1/01/36	1/22 at 100.00	A	564,670
5,600	Greater Richmond Convention Center Authority, Virginia, Hotel Tax Revenue Bonds, Series 2005,	6/15 at 100.00	A+	5,878,096
	5.000%, 6/15/30 – NPFG Insured
1,270	James City County Economic Development Authority, Virginia, Lease Revenue Bonds, County	7/15 at 100.00	AA+	1,417,447
	Government Projects, Series 2005, 5.000%, 7/15/19
890	Montgomery County Industrial Development Authority, Virginia, Public Facility Lease Revnue	2/18 at 100.00	AA–	985,631
	Bonds, Public Projects Series 2008, 5.000%, 2/01/29
580	Prince William County, Virginia, Certificates of Participation, County Facilities, Series	6/15 at 100.00	Aa1	630,431
	2005, 5.000%, 6/01/20 – AMBAC Insured
1,070	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2002D, 5.000%,	No Opt. Call	AA–	1,070,835
	7/01/32 – AGM Insured
680	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2003G, 5.000%,	No Opt. Call	Baa1	682,128
	7/01/33
	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N:
545	5.500%, 7/01/29 – AMBAC Insured	No Opt. Call	Baa1	604,372
1,290	5.250%, 7/01/30 – AMBAC Insured	No Opt. Call	Baa1	1,380,597
5,455	5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	Baa1	5,844,596
955	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds,	No Opt. Call	Baa1	956,815
	Series 1998, 5.000%, 7/01/28
	Puerto Rico Highway and Transportation Authority, Subordinate Lien Highway Revenue Bonds,
	Series 2003:
1,000	5.250%, 7/01/15 – FGIC Insured	7/13 at 100.00	Baa2	1,036,790
1,500	5.250%, 7/01/17 – FGIC Insured	7/13 at 100.00	Baa2	1,555,185
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A:
5,000	0.000%, 7/01/29 – AMBAC Insured	No Opt. Call	BBB+	2,005,950
5,000	0.000%, 7/01/43 – AMBAC Insured	No Opt. Call	BBB+	766,200
	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005C:
2,000	5.500%, 7/01/26 – AMBAC Insured	No Opt. Call	BBB+	2,242,600
5,875	0.000%, 7/01/28 – AMBAC Insured	No Opt. Call	BBB+	2,537,589
2,900	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Series	7/18 at 100.00	Baa1	3,294,951
	2007M, 6.000%, 7/01/27 – NPFG Insured
	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding
	Bonds, Series 2002D:
665	5.250%, 7/01/27	11/12 at 100.00	Baa1	666,017
320	5.250%, 7/01/36	11/12 at 100.00	Baa1	320,358
	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate
	Series 2009A:
1,000	5.750%, 8/01/37	8/19 at 100.00	A+	1,116,630
3,400	6.000%, 8/01/42	8/19 at 100.00	A+	3,817,044
3,705	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	2/20 at 100.00	A+	4,005,401
	2010A, 5.500%, 8/01/42
3,195	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series	8/20 at 100.00	A+	3,644,600
	2010C, 6.000%, 8/01/39
10,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%,	No Opt. Call	AA–	2,054,700
	8/01/41 – NPFG Insured
1,000	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 1996Y,	No Opt. Call	A3	1,042,810
	6.250%, 7/01/13
5	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3	5,687
	5.500%, 7/01/18 – NPFG Insured
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB:
1,080	5.250%, 7/01/17 – AMBAC Insured	No Opt. Call	A3	1,202,926
1,290	5.250%, 7/01/22 – AGM Insured	No Opt. Call	AA–	1,505,611
	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2007CC:
760	5.500%, 7/01/28 – NPFG Insured	No Opt. Call	A3	847,643
1,000	5.500%, 7/01/30 – AGM Insured	No Opt. Call	AA–	1,222,350
3,200	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	8/16 at 100.00	Baa2	3,484,928
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2006A,
	5.000%, 8/01/23 – NPFG Insured
500	Stafford County and Staunton Industrial Development Authority, Virginia, Revenue Bonds,	2/17 at 100.00	BBB	526,560
	Virginia Municipal League and Virginia Association of Counties Finance Program, Series 2007C,
	5.000%, 2/01/37 – SYNCORA GTY Insured
5,000	Stafford County Economic Development Authority, Virginia, Public Project Lease Revenue Bonds,	4/18 at 100.00	AA–	5,466,050
	Series 2008, 5.000%, 4/01/33 – AGC Insured (UB)
880	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A, 6.375%,	10/12 at 100.00	BBB+	882,957
	10/01/19
1,000	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Series 2009B,	10/19 at 100.00	BBB+	1,096,120
	5.000%, 10/01/25
1,950	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	2,118,968
	Lien Series 2010B, 5.250%, 10/01/29
1,665	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	2,642,139
	College Program, Series 2009, Trust 09-3B, 13.305%, 2/01/27 (IF) (4)
1,665	Virginia College Building Authority, Educational Facilities Revenue Bonds, 21st Century	2/19 at 100.00	AA+	2,642,139
	College Program, Series 2009, Trust 09-4B, 13.405%, 2/01/28 (IF) (4)
985	Virginia Gateway Community Development Authority, Prince William County, Special Assessment	3/13 at 102.00	N/R	1,011,024
	Bonds, Series 2003, 6.375%, 3/01/30
2,000	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2009C,	No Opt. Call	AA+	2,088,500
	5.000%, 8/01/13
95	Virginia Resources Authority, Infrastructure Revenue Bonds, Prerefunded-Pooled Loan Bond	11/12 at 100.00	AA	95,360
	Program, Series 2002A, 5.000%, 5/01/19
600	Virginia Transportation Board, Transportation Revenue Bonds, Capital Projects, Series 2010-A1,	No Opt. Call	AA+	620,448
	5.000%, 5/15/13
2,000	Virginia Transportation Board, Transportation Revenue Bonds, U.S. Route 58 Corridor	5/14 at 100.00	AA+	2,155,000
	Development Program, Series 2004B, 5.000%, 5/15/15
98,490	Total Tax Obligation/Limited			87,784,819
	Transportation – 18.2% (12.3% of Total Investments)
1,000	Capital Region Airport Authority, Richmond, Virginia, Revenue Bonds, Richmond International	7/15 at 100.00	AA–	1,097,590
	Airport, Series 2005A, 5.000%, 7/01/18 – AGM Insured
1,000	Chesapeake Bay Bridge and Tunnel Commission, Virginia, General Resolution Revenue Refunding	No Opt. Call	A–	1,170,790
	Bonds, Series 1998, 5.500%, 7/01/25 – NPFG Insured
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Capital
	Appriciation Series 2009B-2:
4,000	0.000%, 10/01/26 – AGC Insured	No Opt. Call	AA–	2,132,960
11,825	0.000%, 10/01/34 – AGC Insured	No Opt. Call	AA–	3,919,042
1,135	0.000%, 10/01/36 – AGC Insured	No Opt. Call	AA–	334,802
5,010	0.000%, 10/01/39 – AGC Insured	No Opt. Call	AA–	1,195,887
	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Refunding
	Series 2010B:
1,000	5.000%, 10/01/12 (Alternative Minimum Tax)	No Opt. Call	AA–	1,003,940
750	5.000%, 10/01/26 (Alternative Minimum Tax)	10/20 at 100.00	AA–	863,625
1,200	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds,	10/18 at 100.00	AA–	1,342,776
	Series 2009C, 5.000%, 10/01/28
	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds,
	Series 2010A:
3,000	5.000%, 10/01/30	10/20 at 100.00	AA–	3,431,250
275	5.000%, 10/01/35	10/20 at 100.00	AA–	309,273
2,500	Metropolitan Washington D.C. Airports Authority, Virginia, System Revenue Bonds, Series 2007B,	10/17 at 100.00	AA–	2,649,875
	5.000%, 10/01/35 – AMBAC Insured (Alternative Minimum Tax)
6,700	Metropolitan Washington D.C. Airports Authority, Virginia, Dulles Toll Road Revenue Bonds,	10/28 at 100.00	BBB+	5,680,461
	Dulles Metrorail Capital Appreciation, Series 2010B, 0.000%, 10/01/44
3,000	Norfolk, Virginia, Parking System Revenue Bonds, Series 2005A, 5.000%, 2/01/23 – NPFG Insured	2/15 at 100.00	BBB	3,116,820
3,000	Richmond Metropolitan Authority, Virginia, Revenue Refunding Bonds, Expressway System, Series	No Opt. Call	A–	3,506,730
	2002, 5.250%, 7/15/22 – FGIC Insured
3,195	Virginia Port Authority, Port Facilities Revenue Refunding Bonds Series 2010, 5.000%, 7/01/40	7/19 at 100.00	Aa3	3,550,508
3,415	Virginia Port Authority, Revenue Bonds, Port Authority Facilities, Series 2006, 5.000%,	7/13 at 100.00	Aa3	3,460,078
	7/01/36 – FGIC Insured (Alternative Minimum Tax)
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River
	Crossing, Opco LLC Project, Series 2012:
500	5.250%, 1/01/32 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	545,865
5,000	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	5,744,650
5,500	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB–	6,084,815
63,005	Total Transportation			51,141,737
	U.S. Guaranteed – 24.0% (16.3% of Total Investments) (5)
3,500	Albemarle County Industrial Development Authority, Virginia, Hospital Revenue Bonds, Martha	10/12 at 100.00	A+ (5)	3,514,735
	Jefferson Hospital, Series 2002, 5.250%, 10/01/35 (Pre-refunded 10/01/12)
1,750	Bristol, Virginia, General Obligation Utility System Revenue Bonds, Series 2002, 5.000%,	No Opt. Call	AA– (5)	2,186,433
	11/01/24 – AGM Insured (ETM)
1,000	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2001, 5.000%, 7/15/21 – AGM	No Opt. Call	AA– (5)	1,204,240
	Insured (ETM)
	Bristol, Virginia, Utility System Revenue Refunding Bonds, Series 2003:
1,705	5.250%, 7/15/14 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	BBB (5)	1,777,582
1,800	5.250%, 7/15/15 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	BBB (5)	1,876,626
2,775	5.250%, 7/15/23 (Pre-refunded 7/15/13) – NPFG Insured	7/13 at 100.00	BBB (5)	2,893,132
1,122	Broad Street Community Development Authority, Virginia, Revenue Bonds, Series 2003, 7.500%,	6/13 at 102.00	N/R (5)	1,200,248
	6/01/33 (Pre-refunded 6/01/13)
	Chesapeake, Virginia, General Obligation Bonds, Water and Sewerage Series 2003B:
1,880	5.000%, 6/01/21 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (5)	1,948,056
2,060	5.000%, 6/01/23 (Pre-refunded 6/01/13)	6/13 at 100.00	AA+ (5)	2,134,572
	Dinwiddie County Industrial Development Authority, Virginia, Lease Revenue Bonds, Refunding
	Series 2004B:
1,000	5.125%, 2/15/16 (Pre-refunded 2/15/14) – NPFG Insured	2/14 at 100.00	A+ (5)	1,069,920
750	5.000%, 2/15/24 (Pre-refunded 2/15/14) – NPFG Insured	2/14 at 100.00	A+ (5)	801,645
	Fairfax County Economic Development Authority, Virginia, Lease Revenue Bonds, Laurel Hill
	Public Facilities Projects, Series 2003:
2,210	5.000%, 6/01/14 (Pre-refunded 6/01/13)	6/13 at 101.00	AA+ (5)	2,311,550
1,165	5.000%, 6/01/22 (Pre-refunded 6/01/13)	6/13 at 101.00	AA+ (5)	1,218,532
1,660	Front Royal and Warren County Industrial Development Authority, Virginia, Lease Revenue Bonds,	4/14 at 100.00	AA– (5)	1,781,213
	Series 2004B, 5.000%, 4/01/18 (Pre-refunded 4/01/14) – AGM Insured
120	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health	11/12 at 100.00	A3 (5)	121,338
	System Inc., Series 2002A, 5.600%, 11/15/30 (Pre-refunded 11/15/12)
	Loudoun County Industrial Development Authority, Virginia, Lease Revenue Refunding Bonds,
	Public Facility Project, Series 2003:
385	5.000%, 3/01/19 (Pre-refunded 3/01/13)	3/13 at 100.00	N/R (5)	394,259
1,415	5.000%, 3/01/19 (Pre-refunded 3/01/13)	3/13 at 100.00	AA+ (5)	1,449,257
1,000	Loudoun County Sanitation Authority, Virginia, Water and Sewerage System Revenue Bonds, Series	1/15 at 100.00	AAA	1,108,080
	2004, 5.000%, 1/01/26 (Pre-refunded 1/01/15)
500	Loudoun County, Virginia, General Obligation Public Improvement Bonds, Series 2005B, 5.000%,	6/15 at 100.00	AAA	563,940
	6/01/18 (Pre-refunded 6/01/15)
1,185	Lynchburg, Virginia, General Obligation Bonds, Series 2004, 5.000%, 6/01/21 (Pre-refunded 6/01/14)	6/14 at 100.00	AA+ (5)	1,281,329
1,000	Metropolitan Washington D.C. Airports Authority, Airport System Revenue Bonds, Series 2002A,	10/12 at 100.00	AA – (5)	1,003,890
	5.125%, 10/01/26 (Pre-refunded 10/01/12) – FGIC Insured (Alternative Minimum Tax)
1,000	Newport News, Virginia, General Obligation Bonds, Series 2003B, 5.000%, 11/01/22	11/13 at 100.00	Aa1 (5)	1,055,640
	(Pre-refunded 11/01/13)
2,145	Newport News, Virginia, General Obligation Bonds, Series 2004C, 5.000%, 5/01/16	5/14 at 101.00	Aa1 (5)	2,335,776
	(Pre-refunded 5/01/14)
1,015	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003,	12/13 at 100.00	AA+ (5)	1,074,499
	5.000%, 12/01/18 (Pre-refunded 12/01/13)
145	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A3 (5)	182,023
	5.500%, 7/01/18 – NPFG Insured (ETM)
710	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2005BB,	No Opt. Call	AA– (5)	924,995
	5.250%, 7/01/22 – AGM Insured (ETM)
1,480	Richmond, Virginia, General Obligation Bonds, Series 2004A, 5.000%, 7/15/21 (Pre-refunded	7/14 at 100.00	AA+ (5)	1,611,276
	7/15/14) – AGM Insured
620	Richmond, Virginia, General Obligation Bonds, Series 2005A, 5.000%, 7/15/17 (Pre-refunded	7/15 at 100.00	AA+ (5)	702,758
	7/15/15) – AGM Insured
	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002A:
1,430	5.000%, 10/01/17 (Pre-refunded 10/01/12)	10/12 at 101.00	AA+ (5)	1,449,977
1,950	5.000%, 10/01/18 (Pre-refunded 10/01/12)	10/12 at 101.00	AA+ (5)	1,977,242
2,435	5.000%, 10/01/19 (Pre-refunded 10/01/12)	10/12 at 101.00	AA+ (5)	2,469,017
1,280	Roanoke, Virginia, General Obligation Public Improvement Bonds, Series 2002B, 5.000%, 10/01/15	10/12 at 101.00	AA+ (5)	1,297,882
	(Pre-refunded 10/01/12) – FGIC Insured (Alternative Minimum Tax)
	Spotsylvania County Industrial Development Authority, Virginia, Lease Revenue Bonds, School
	Facilities, Series 2003B:
1,110	4.375%, 8/01/20 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	N/R (5)	1,151,292
2,000	5.125%, 8/01/23 (Pre-refunded 8/01/13) – AMBAC Insured	8/13 at 100.00	N/R (5)	2,088,120
1,000	Staunton, Virginia, General Obligation Bonds, Series 2004, 6.250%, 2/01/25 (Pre-refunded	2/14 at 101.00	Aa2 (5)	1,095,450
	2/01/14) – AMBAC Insured
1,260	The Rector and Visitors of the University of Virginia, General Pledge Revenue Bonds, Series	6/13 at 100.00	N/R (5)	1,304,831
	2003B, 5.000%, 6/01/21 (Pre-refunded 6/01/13)
6,510	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset-Backed Bonds,	6/15 at 100.00	Aaa	7,096,942
	Series 2005, 5.500%, 6/01/26 (Pre-refunded 6/01/15)
2,295	Virginia Beach Development Authority, Public Facilities Revenue Bonds, Series 2005A, 5.000%,	5/15 at 100.00	AA+ (5)	2,579,626
	5/01/22 (Pre-refunded 5/01/15)
2,100	Virginia Beach, Virginia, General Obligation Bonds, Series 2005, 5.000%, 1/15/20	1/16 at 100.00	AAA	2,421,930
	(Pre-refunded 1/15/16)
2,540	Virginia Public School Authority, School Financing Bonds, 1997 Resolution, Series 2005C,	8/15 at 100.00	AA+ (5)	2,876,245
	5.000%, 8/01/17 (Pre-refunded 8/01/15)
63,007	Total U.S. Guaranteed			67,536,098
	Utilities – 2.2% (1.5% of Total Investments)
5,500	Mecklenburg County Industrial Development Authority, Virginia, Revenue Bonds, UAE Mecklenburg	10/12 at 100.00	Baa1	5,509,569
	Cogeneration LP, Series 2002, 6.500%, 10/15/17 (Alternative Minimum Tax)
730	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Refunding Series	7/17 at 100.00	Baa3	774,266
	2007A, 5.000%, 7/01/24
6,230	Total Utilities			6,283,835
	Water and Sewer – 4.7% (3.1% of Total Investments)
	Henry County Public Service Authority, Virginia, Water and Sewerage Revenue Refunding Bonds,
	Series 2001:
1,265	5.500%, 11/15/17 – AGM Insured	No Opt. Call	AA–	1,497,798
3,000	5.500%, 11/15/19 – AGM Insured	No Opt. Call	AA–	3,692,878
3,300	Virginia Beach, Virginia, Water and Sewer System Revenue Bonds, Series 2005, 5.000%, 10/01/30	10/15 at 100.00	AAA	3,677,914
3,050	Virginia State Resources Authority, Clean Water Revenue Bonds, Series 2007, Trust 3036,	No Opt. Call	AAA	4,196,495
	13.380%, 10/01/15 (IF)
10,615	Total Water and Sewer			13,065,085
$ 474,487	Total Investments (cost $386,452,201) – 147.5%			414,180,518
	Floating Rate Obligations – (3.3)%			(9,250,000)
	MuniFund Term Preferred Shares, at Liquidation Value – (45.4)% (6)			(127,408,000)
	Other Assets Less Liabilities – 1.2%			3,357,475
	Net Assets Applicable to Common Shares – 100%			$ 280,879,993

Fair Value Measurements
Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

     Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
     Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
     Level 3 – Prices are determined using significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund's fair value measurments as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long–Term Investments:
Municipal Bonds	$—	$414,180,518	$—	$414,180,518

The Nuveen funds’ Board of Directors/Trustees is responsible for the valuation process and has delegated the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board of Directors/Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the funds’ pricing policies, and reporting to the Board of Directors/Trustees. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by the funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors/Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board of Directors/Trustees.

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At August 31, 2012, the cost of investments was $376,982,384.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2012, were as follows:

Gross unrealized:
Appreciation	$33,151,020
Depreciation	(5,202,886)
Net unrealized appreciation (depreciation) of investments	$27,948,134

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group ("Standard & Poor's"), Moody’s Investors Service, Inc.
("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	MuniFund Term Preferred Shares, at Liquidation Value as a percentage of Total Investments is 30.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Virginia Premium Income Municipal Fund

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         October 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         October 30, 2012

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         October 30, 2012